STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

January 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1%
Aerospace & Defense - 1.1%
Rolls-Royce PLC, Gtd. Notes	5.75	10/15/2027	3,983,000	[a]	3,988,908
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	6,887,000		6,488,075
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	6,702,000		6,665,341
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	2,351,000		2,356,651
TransDigm, Inc., Sr. Scd. Notes	6.75	8/15/2028	579,000	[a]	589,198
				20,088,173
Agriculture - .4%
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	247,000		247,652
BAT Capital Corp., Gtd. Notes	6.34	8/2/2030	1,546,000		1,628,660
BAT Capital Corp., Gtd. Notes	7.08	8/2/2053	556,000		590,808
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	1,998,000		1,862,509
Philip Morris International, Inc., Sr. Unscd. Notes	2.10	5/1/2030	3,470,000		2,988,417
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	544,000		567,988
				7,886,034
Airlines - 1.4%
Air Canada, Sr. Scd. Notes	3.88	8/15/2026	1,760,000	[a]	1,675,790
Air Canada Pass Through Trust, Ser. 2020-2, Cl. A	5.25	4/1/2029	996,002	[a,b]	982,523
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	137,250		127,984
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	202,270		186,166
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	1,828,490		1,620,363
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.50	4/20/2026	1,804,500	[a]	1,786,240
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes	5.75	4/20/2029	1,105,000	[a]	1,086,259
British Airways Pass Through Trust, Ser. 2020-1, Cl. A	4.25	11/15/2032	530,728	[a]	498,568
Delta Air Lines, Inc./Skymiles IP Ltd., Sr. Scd. Notes	4.50	10/20/2025	419,131	[a]	414,300
Delta Air Lines, Inc./Skymiles IP Ltd., Sr. Scd. Notes	4.75	10/20/2028	2,009,000	[a]	1,979,503
JetBlue Pass Through Trust, Ser. 2020-1, Cl. 1A	4.00	11/15/2032	6,390,132		5,906,302

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Airlines - 1.4% (continued)
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	91,897		87,899
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	865,080		812,360
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,157,022		1,853,750
United Airlines Pass Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	908,639		917,584
United Airlines Pass Through Trust, Ser. 2023-1, CI. A	5.80	1/15/2036	1,934,000		1,971,180
United Airlines, Inc., Sr. Scd. Notes	4.38	4/15/2026	424,000	[a]	409,396
United Airlines, Inc., Sr. Scd. Notes	4.63	4/15/2029	2,193,000	[a]	2,030,406
				24,346,573
Asset-Backed Certificates - 3.7%
AEP Texas Central Transition Funding III LLC, Ser. 2012-1, Cl. A3	2.84	3/1/2026	4,039,674		3,971,411
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2	5.30	6/21/2028	369,990	[a]	369,526
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2	6.18	12/15/2028	1,066,000	[a]	1,076,067
Blackbird Capital II Aircraft Lease Ltd., Ser. 2021-1A, Cl. A	2.44	7/15/2046	3,995,324	[a]	3,509,885
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1	1.69	7/15/2060	3,240,905	[a]	3,023,777
Daimler Trucks Retail Trust, Ser. 2023-1, Cl. A3	5.90	3/15/2027	3,597,000		3,650,059
DataBank Issuer, Ser. 2021-2A, CI. A2	2.40	10/25/2051	4,198,000	[a]	3,724,052
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I	2.05	11/20/2051	4,275,740	[a]	3,919,217
Domino's Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I	2.66	4/25/2051	3,427,090	[a]	3,077,330
Flexential Issuer, Ser. 2021-1A, Cl. A2	3.25	11/27/2051	4,035,000	[a]	3,663,516
Hilton Grand Vacations Trust, Ser. 2023-1A, Cl. A	5.72	1/25/2038	707,645	[a]	720,012
InStar Leasing III LLC, Ser. 2021-1A, Cl. A	2.30	2/15/2054	1,453,482	[a]	1,276,657
Marlette Funding Trust, Ser. 2022-3A, Cl. A	5.18	11/15/2032	162,041	[a]	161,644
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1	1.91	10/20/2061	7,596,000	[a]	6,694,056
PMT Issuer Trust - FMSR, Ser. 2021-FT1, Cl. A, (1 Month TSFR +3.11%)	8.45	3/25/2026	3,714,000	[a,c]	3,721,087

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Asset-Backed Certificates - 3.7% (continued)
Purewest Funding LLC, Ser. 2021-1, Cl. A1	4.09	12/22/2036	1,421,361	[a]	1,371,359
Slam Ltd., Ser. 2021-1A, Cl. A	2.43	6/15/2046	7,771,218	[a]	6,757,633
TIF Funding II LLC, Ser. 2021-1A, Cl. A	1.65	2/20/2046	2,823,538	[a]	2,446,601
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. C	4.04	5/17/2037	4,000,000	[a]	3,911,555
Vantage Data Centers Issuer LLC, Ser. 2021-1A, CI. A2	2.17	10/15/2046	3,750,000	[a]	3,395,706
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	703,397	[a]	669,571
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A	3.10	5/15/2046	4,156,236	[a]	3,668,279
				64,779,000
Asset-Backed Certificates/Auto Receivables - .7%
Avis Budget Rental Car Funding AESOP LLC, Ser. 2020-1A, Cl. A	2.33	8/20/2026	1,575,000	[a]	1,515,014
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C	1.30	1/10/2028	1,723,877		1,633,570
Chesapeake Funding II LLC, Ser. 2023-2A, Cl.A1	6.16	10/15/2035	1,194,384	[a]	1,206,410
Credit Acceptance Auto Loan Trust, Ser. 2022-3A, Cl. A	6.57	10/15/2032	2,020,000	[a]	2,041,214
Santander Drive Auto Receivables Trust, Ser. 2022-5, CI. A3	4.11	8/17/2026	570,825		568,260
SFS Auto Receivables Securitization Trust, Ser.2023-1A, CI. A2A	5.89	3/22/2027	1,310,604	[a]	1,314,036
Tesla Auto Lease Trust, Ser. 2023-B, Cl. A3	6.13	9/21/2026	3,793,000	[a]	3,851,264
US Bank NA, Ser. 2023-1, Cl. B	6.79	8/25/2032	441,825	[a]	444,876
				12,574,644
Asset-Backed Certificates/Student Loans - .3%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	2,148,557	[a]	1,921,163
Laurel Road Prime Student Loan Trust, Ser. 2017-C, Cl. A2B	2.81	11/25/2042	13,952	[a]	13,915
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. A	0.84	5/15/2069	572,803	[a]	506,278
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. B	2.24	5/15/2069	766,000	[a]	582,843
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	45,694	[a]	44,489
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, (1 Month TSFR +0.86%)	6.20	10/15/2035	33,842	[a,c]	33,668

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Asset-Backed Certificates/Student Loans - .3% (continued)
SoFi Professional Loan Program LLC, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,135,040	[a]	2,056,048
				5,158,404
Automobiles & Components - 2.1%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	2.30	2/10/2025	8,740,000		8,438,754
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		2,920,617
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	2,491,000		2,507,650
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	1,165,000	[b]	1,249,242
General Motors Co., Sr. Unscd. Notes	6.80	10/1/2027	2,355,000		2,494,895
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	7,880,000		6,538,963
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.60	6/21/2030	4,332,000		3,925,745
Mercedes-Benz Finance North America LLC, Gtd. Notes	5.05	8/3/2033	1,640,000	[a]	1,661,474
Stellantis Finance US, Inc., Gtd. Notes	2.69	9/15/2031	2,301,000	[a]	1,928,113
Volkswagen Group of America Finance LLC, Gtd. Notes	6.45	11/16/2030	4,420,000	[a]	4,716,317
				36,381,770
Banks - 9.5%
ABN AMRO Bank NV, Sub. Notes	4.75	7/28/2025	635,000	[a]	625,734
ABN AMRO Bank NV, Sub. Notes	4.80	4/18/2026	800,000	[a]	784,698
AIB Group PLC, Sr. Unscd. Notes	4.26	4/10/2025	1,504,000	[a]	1,498,642
Banco Santander SA, Sr. Notes	5.59	8/8/2028	4,400,000		4,481,631
Bank of America Corp., Sr. Unscd. Notes	3.37	1/23/2026	588,000		576,022
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,211,509
Bank of America Corp., Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,594,795
Bank of America Corp., Sr. Unscd. Notes	3.71	4/24/2028	230,000		221,171
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	5,190,000		4,993,287
Bank of America Corp., Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,142,887
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	12,757,000		12,840,026
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	2,261,000		2,303,368
Citigroup, Inc., Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	2,385,000	[d]	2,234,617
Citigroup, Inc., Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		2,666,626

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Banks - 9.5% (continued)
Citigroup, Inc., Sub. Notes	4.60	3/9/2026	181,000		179,617
Citigroup, Inc., Sub. Notes	4.75	5/18/2046	830,000		748,246
Citigroup, Inc., Sub. Notes	5.30	5/6/2044	174,000		169,468
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	2.25	4/28/2025	580,000		557,543
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	6.06	10/24/2025	3,855,000		3,844,141
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	1,264,000		1,273,222
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,236,512
HSBC Capital Funding Dollar 1 LP, Gtd. Notes	10.18	6/30/2030	325,000	[a,d]	412,845
HSBC Holdings PLC, Jr. Sub. Notes	4.60	12/17/2030	5,303,000	[d]	4,411,003
ING Groep NV, Sr. Unscd. Notes	3.87	3/28/2026	5,462,000		5,371,082
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. HH	4.60	2/1/2025	663,000	[d]	647,572
JPMorgan Chase & Co., Sr. Unscd. Notes	0.82	6/1/2025	7,850,000		7,720,261
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	10,300,000		8,731,001
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		2,622,680
JPMorgan Chase & Co., Sr. Unscd. Notes	5.30	7/24/2029	3,656,000		3,717,169
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,331,085
JPMorgan Chase & Co., Sub. Notes	5.72	9/14/2033	6,225,000		6,418,257
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000		6,682,355
Morgan Stanley, Sr. Unscd. Notes	6.63	11/1/2034	6,110,000		6,766,539
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,463,539
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	875,000		906,280
State Street Corp., Jr. Sub. Notes, Ser. I	6.70	3/15/2029	3,436,000	[d]	3,435,995
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	9,150,000		7,724,214
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.50	11/16/2026	182,000		175,962
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.69	6/5/2028	700,000		672,715
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,147,901
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.48	8/23/2028	1,810,000		1,784,057
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, (3 Month TSFR +2.01%)	7.33	10/28/2027	250,000	[c]	255,770

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Banks - 9.5% (continued)
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.30	1/21/2028	2,278,000		2,298,891
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	6.62	10/20/2027	2,252,000		2,341,553
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.53	7/17/2026	4,708,000		4,793,814
Truist Financial Corp., Sr. Unscd. Notes	5.71	1/24/2035	861,000		875,873
Truist Financial Corp., Sr. Unscd. Notes	5.87	6/8/2034	804,000		823,955
Truist Financial Corp., Sr. Unscd. Notes	7.16	10/30/2029	1,221,000		1,318,999
U.S. Bancorp, Sr. Unscd. Notes	5.68	1/23/2035	3,734,000		3,822,240
U.S. Bancorp, Sr. Unscd. Notes	5.84	6/12/2034	1,165,000		1,202,783
UBS Group AG, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[a]	2,814,517
UBS Group AG, Sr. Unscd. Notes	3.09	5/14/2032	722,000	[a]	620,142
UBS Group AG, Sr. Unscd. Notes	5.70	2/8/2035	2,399,000	[a]	2,436,246
UBS Group AG, Sr. Unscd. Notes	6.54	8/12/2033	914,000	[a]	973,675
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB	3.90	3/15/2026	5,274,000	[d]	4,945,014
Wells Fargo & Co., Sr. Unscd. Notes	5.20	1/23/2030	2,257,000		2,275,245
Wells Fargo & Co., Sr. Unscd. Notes	5.57	7/25/2029	3,779,000		3,864,229
Wells Fargo & Co., Sr. Unscd. Notes	6.49	10/23/2034	6,190,000		6,755,932
Westpac Banking Corp., Sub. Notes	2.67	11/15/2035	4,651,000		3,865,819
				167,610,971
Beverage Products - .2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	1,385,000		1,369,520
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.00	4/13/2028	605,000		595,529
Constellation Brands, Inc., Sr. Unscd. Notes	5.00	2/2/2026	1,719,000		1,717,454
				3,682,503
Building Materials - ..7%
Carrier Global Corp., Sr. Unscd. Notes	6.20	3/15/2054	441,000	[a]	499,547
Cemex SAB de CV, Sub. Notes	9.13	3/14/2028	964,000	[a,d]	1,027,596
Masonite International Corp., Gtd. Notes	3.50	2/15/2030	368,000	[a]	316,944
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes	6.00	11/1/2028	2,160,000	[a]	2,113,408
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes	8.88	11/15/2031	7,385,000	[a]	7,765,374
				11,722,869

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Chemicals - .8%
Alpek SAB de CV, Gtd. Notes	3.25	2/25/2031	2,369,000	[a]	1,983,512
Axalta Coating Systems Dutch Holding B BV, Gtd. Notes	7.25	2/15/2031	161,000	[a]	167,899
Braskem Netherlands Finance BV, Gtd. Notes	4.50	1/31/2030	2,718,000	[a]	2,152,897
Braskem Netherlands Finance BV, Gtd. Notes	5.88	1/31/2050	364,000	[a]	256,767
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	5,201,000		5,331,477
Celanese US Holdings LLC, Gtd. Notes	6.55	11/15/2030	2,381,000		2,520,248
Orbia Advance Corp. Sab De CV, Gtd. Notes	2.88	5/11/2031	1,085,000	[a]	894,236
				13,307,036
Collateralized Loan Obligations Debt - 3.5%
Antares Ltd. CLO, Ser. 2017-1A, Cl. BR, (3 Month TSFR +2.26%)	7.58	4/20/2033	275,000	[a,c]	266,957
Apidos XXXIX Ltd. CLO, Ser. 2022-39A, Cl. A1, (3 Month TSFR +1.30%)	6.62	4/21/2035	5,000,000	[a,c]	5,003,490
Cerberus Loan Funding XXVII LP CLO, Ser. 2019-2A, Cl. A1, (3 Month TSFR +2.06%)	7.38	1/15/2032	5,000,000	[a,c]	4,996,295
Fortress Credit Opportunities IX Ltd. CLO, Ser. 2017-9A, Cl. A1TR, (3 Month TSFR +1.81%)	7.13	10/15/2033	1,800,000	[a,c]	1,796,069
Fortress Credit Opportunities XVII Ltd. CLO, Ser. 2022-17A, Cl. A, (3 Month TSFR +1.37%)	6.68	1/15/2030	3,528,296	[a,c]	3,525,745
Golub Capital Partners Ltd. CLO, Ser. 2020-47A, Cl. C1, (3 Month TSFR +3.51%)	8.83	5/5/2032	6,030,000	[a,c]	6,044,321
IVY Hill Middle Market Credit Fund XII Ltd. CLO, Ser. 12A, CI. A2AR, (3 Month TSFR +2.16%)	7.48	7/20/2033	340,000	[a,c]	329,086
IVY Hill Middle Market Credit Fund XVIII Ltd. CLO, Ser. 18A, Cl. A, (3 Month TSFR +1.76%)	7.08	4/22/2033	7,850,000	[a,c]	7,818,584
MF1 Ltd. CLO, Ser. 2021-FL7, CI. AS, (1 Month TSFR +1.56%)	6.90	10/16/2036	6,578,500	[a,c]	6,408,236
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. A, (1 Month TSFR +1.35%)	6.69	2/19/2037	3,435,500	[a,c]	3,420,825
Neuberger Berman Loan Advisers 47 Ltd. CLO, Ser. 2022-47A, CI. A, (3 Month TSFR +1.30%)	6.62	4/14/2035	5,680,688	[a,c]	5,684,119
Stratus Ltd. CLO, Ser. 2021-3A, CI. A, (3 Month TSFR +1.21%)	6.53	12/29/2029	2,612,259	[a,c]	2,613,513

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Collateralized Loan Obligations Debt - 3.5% (continued)
VCP II Ltd. CLO, Ser. 2021-2A, Cl. A1, (3 Month TSFR +1.93%)	7.25	4/15/2031	9,663,157	[a,c]	9,667,583
Woodmont LP CLO, Ser. 2017-3A, Cl. BR, (3 Month TSFR +2.46%)	7.78	4/20/2032	3,500,500	[a,c]	3,398,289
				60,973,112
Commercial & Professional Services - 1.7%
Adani Ports & Special Economic Zone Ltd., Sr. Unscd. Notes	3.38	7/24/2024	8,340,000	[a]	8,244,070
Adani Ports & Special Economic Zone Ltd., Sr. Unscd. Notes	4.20	8/4/2027	6,587,000	[a]	6,079,004
Ashtead Capital, Inc., Gtd. Notes	4.00	5/1/2028	1,386,000	[a]	1,313,419
Ashtead Capital, Inc., Gtd. Notes	4.25	11/1/2029	200,000	[a]	187,468
Ashtead Capital, Inc., Gtd. Notes	5.95	10/15/2033	2,656,000	[a]	2,706,684
DP World Ltd./United Arab Emirates, Sr. Unscd. Notes	6.85	7/2/2037	690,000		745,857
ERAC USA Finance LLC, Gtd. Bonds	4.50	2/15/2045	3,160,000	[a]	2,851,734
ERAC USA Finance LLC, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	1,871,518
Global Payments, Inc., Sr. Unscd. Notes	5.40	8/15/2032	1,159,000		1,170,574
Herc Holdings, Inc., Gtd. Notes	5.50	7/15/2027	1,764,000	[a]	1,733,579
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes	3.38	8/31/2027	2,188,000	[a]	2,017,459
Triton Container International Ltd., Gtd. Notes	3.15	6/15/2031	1,146,000	[a]	921,625
				29,842,991
Commercial Mortgage Pass-Through Certificates - 1.0%
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2	6.86	6/25/2063	1,318,489	[a]	1,333,375
BXHPP Trust, Ser. 2021-FILM, Cl. C, (1 Month TSFR +1.21%)	6.55	8/15/2036	1,181,000	[a,c]	1,105,413
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2	7.43	9/25/2068	2,942,266	[a]	3,004,825
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,502,677
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D	2.77	11/10/2046	705,000	[a]	538,178
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	834,733
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, CI. A1	5.94	2/25/2068	1,280,866	[a]	1,279,198
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1	0.94	10/25/2058	1,091,905	[a]	996,896
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, CI. A1	2.28	4/25/2061	6,312,984	[a]	5,483,643

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Commercial Mortgage Pass-Through Certificates - 1.0% (continued)
PNMAC GMSR Issuer Trust, Ser. 2018-GT2, Cl. A, (1 Month TSFR +3.51%)	8.85	8/25/2025	81,731	[a,c]	82,216
Towd Point Mortgage Trust, Ser. 2023-1, CI. A1	3.75	1/25/2063	1,071,952	[a]	1,022,621
Verus Securitization Trust, Ser. 2020-1, Cl. A1	3.42	1/25/2060	183,271	[a]	175,645
				18,359,420
Consumer Discretionary - 1.7%
Caesars Entertainment, Inc., Sr. Scd. Notes	6.50	2/15/2032	292,000	[a]	295,420
Caesars Entertainment, Inc., Sr. Scd. Notes	7.00	2/15/2030	1,288,000	[a]	1,324,417
Caesars Entertainment, Inc., Sr. Unscd. Notes	8.13	7/1/2027	1,190,000	[a]	1,221,976
Carnival Holdings Bermuda Ltd., Gtd. Notes	10.38	5/1/2028	4,650,000	[a]	5,089,821
Las Vegas Sands Corp., Sr. Unscd. Notes	3.20	8/8/2024	4,005,000		3,950,102
MGM China Holdings Ltd., Sr. Unscd. Notes	4.75	2/1/2027	2,671,000	[a]	2,495,518
Sands China Ltd., Sr. Unscd. Notes	3.10	3/8/2029	200,000		172,927
Sands China Ltd., Sr. Unscd. Notes	4.63	6/18/2030	4,757,000		4,343,962
Warnermedia Holdings, Inc., Gtd. Notes	3.64	3/15/2025	3,155,000		3,095,199
Wynn Macau Ltd., Sr. Unscd. Notes	5.63	8/26/2028	8,690,000	[a,b]	8,093,225
				30,082,567
Consumer Durables & Apparel - .1%
Tapestry, Inc., Sr. Unscd. Notes	7.85	11/27/2033	1,818,000		1,944,293
Consumer Staples - .2%
Newell Brands, Inc., Sr. Unscd. Notes	5.20	4/1/2026	3,842,000		3,743,466
Diversified Financials - 1.5%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	4,308,000		3,693,985
Ally Financial, Inc., Gtd. Notes	8.00	11/1/2031	4,581,000	[b]	5,072,562
American Express Co., Sr. Unscd. Notes	6.34	10/30/2026	4,132,000		4,218,364
Discover Financial Services, Sr. Unscd. Notes	6.70	11/29/2032	1,026,000		1,075,122
LSEGA Financing PLC, Gtd. Notes	1.38	4/6/2026	3,953,000	[a]	3,664,578
LSEGA Financing PLC, Gtd. Notes	2.50	4/6/2031	1,701,000	[a]	1,458,246
Nasdaq, Inc., Sr. Unscd. Notes	5.35	6/28/2028	1,069,000		1,096,724
Nasdaq, Inc., Sr. Unscd. Notes	5.95	8/15/2053	280,000		299,467
Nationstar Mortgage Holdings, Inc., Sr. Unscd. Notes	7.13	2/1/2032	857,000	[a]	851,002

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Diversified Financials - 1.5% (continued)
Synchrony Financial, Sr. Unscd. Notes	2.88	10/28/2031	5,327,000		4,241,003
				25,671,053
Energy - 6.7%
Aker BP ASA, Gtd. Notes	3.10	7/15/2031	2,948,000	[a]	2,529,307
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	6.63	2/1/2032	3,874,000	[a]	3,853,100
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., Sr. Unscd. Notes	2.06	12/15/2026	2,337,000		2,177,767
BP Capital Markets PLC, Gtd. Notes	4.38	6/22/2025	4,510,000	[d]	4,425,404
Cheniere Energy Partners LP, Gtd. Notes	3.25	1/31/2032	650,000		552,298
Cheniere Energy Partners LP, Gtd. Notes	5.95	6/30/2033	662,000	[a]	676,875
CITGO Petroleum Corp., Sr. Scd. Notes	7.00	6/15/2025	10,107,000	[a]	10,112,993
CITGO Petroleum Corp., Sr. Scd. Notes	8.38	1/15/2029	231,000	[a]	240,188
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes	6.06	8/15/2026	552,000	[a]	564,711
Columbia Pipelines Operating Co. LLC, Sr. Unscd. Notes	6.54	11/15/2053	1,220,000	[a]	1,341,702
CVR Energy, Inc., Gtd. Bonds	5.25	2/15/2025	3,236,000	[a]	3,234,544
DT Midstream, Inc., Sr. Scd. Notes	4.30	4/15/2032	2,982,000	[a]	2,679,074
Ecopetrol SA, Sr. Unscd. Notes	5.88	5/28/2045	525,000		390,846
Ecopetrol SA, Sr. Unscd. Notes	8.63	1/19/2029	1,681,000		1,779,012
EIG Pearl Holdings Sarl, Sr. Scd. Bonds	4.39	11/30/2046	5,110,000	[a]	3,918,374
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	3,954,000		4,081,211
Enbridge, Inc., Gtd. Notes	6.70	11/15/2053	1,894,000		2,190,738
Energy Transfer LP, Gtd. Notes	7.38	2/1/2031	2,625,000	[a]	2,761,027
Energy Transfer LP, Jr. Sub. Notes, Ser. G	7.13	5/15/2030	1,004,000	[d]	973,027
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	1,690,000		1,563,524
Energy Transfer LP, Sr. Unscd. Notes	4.95	6/15/2028	225,000		224,743
Energy Transfer LP, Sr. Unscd. Notes	5.00	5/15/2050	1,703,000		1,518,184
Energy Transfer LP, Sr. Unscd. Notes	5.15	2/1/2043	1,085,000		981,115
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	538,000		541,507
Energy Transfer LP, Sr. Unscd. Notes	5.95	5/15/2054	1,332,000		1,336,833
Enterprise Products Operating LLC, Gtd. Notes	3.30	2/15/2053	2,616,000		1,914,721
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	4,261,000		3,414,089

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Energy - 6.7% (continued)
Enterprise Products Operating LLC, Gtd. Notes	5.38	2/15/2078	64,000		59,794
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	700,000		688,268
Global Partners LP/GLP Finance Corp., Gtd. Notes	8.25	1/15/2032	734,000	[a]	753,460
Hess Midstream Operations LP, Gtd. Notes	5.13	6/15/2028	540,000	[a]	524,243
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	6.75	1/15/2027	1,429,000	[a]	1,424,013
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	8.88	7/15/2028	2,078,000	[a]	2,183,937
Kinder Morgan, Inc., Gtd. Notes	7.75	1/15/2032	2,290,000		2,621,271
Kinder Morgan, Inc., Gtd. Notes	8.05	10/15/2030	238,000		276,590
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	855,000		837,912
MPLX LP, Sr. Unscd. Notes	4.25	12/1/2027	168,000		164,623
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	535,000		457,625
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000		1,072,291
MPLX LP, Sr. Unscd. Notes	5.50	2/15/2049	4,935,000		4,756,998
NGPL PipeCo LLC, Sr. Unscd. Notes	3.25	7/15/2031	2,644,000	[a]	2,294,027
NGPL PipeCo LLC, Sr. Unscd. Notes	7.77	12/15/2037	2,180,000	[a]	2,457,361
Occidental Petroleum Corp., Sr. Unscd. Notes	6.63	9/1/2030	4,934,000		5,252,810
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	1,366,000		1,420,480
ONEOK, Inc., Gtd. Notes	6.10	11/15/2032	779,000		820,276
ONEOK, Inc., Gtd. Notes	6.63	9/1/2053	6,177,000		6,811,714
Parkland Corp., Gtd. Notes	4.50	10/1/2029	4,508,000	[a]	4,149,647
Petroleos Mexicanos, Gtd. Notes	5.95	1/28/2031	712,000		562,387
Petroleos Mexicanos, Gtd. Notes	6.95	1/28/2060	232,000		148,947
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.88	2/1/2031	1,595,000		1,530,721
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	1,136,000		1,119,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.50	3/1/2030	5,070,000		5,049,695
The Williams Companies, Inc., Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		163,518
The Williams Companies, Inc., Sr. Unscd. Notes	3.50	10/15/2051	4,115,000		2,986,865
The Williams Companies, Inc., Sr. Unscd. Notes	5.15	3/15/2034	4,255,000		4,267,843
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	920,000		985,170

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Energy - 6.7% (continued)
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	3.95	5/15/2050	1,583,000		1,278,392
Western Midstream Operating LP, Sr. Unscd. Notes	6.15	4/1/2033	356,000		367,226
Western Midstream Operating LP, Sr. Unscd. Notes	6.35	1/15/2029	1,106,000		1,156,907
				118,621,250
Environmental Control - .1%
GFL Environmental, Inc., Sr. Scd. Notes	6.75	1/15/2031	1,708,000	[a]	1,749,040
Food Products - 1.2%
Bimbo Bakeries USA, Inc., Gtd. Notes	4.00	5/17/2051	2,595,000	[a]	2,036,642
Bimbo Bakeries USA, Inc., Gtd. Notes	5.38	1/9/2036	417,000	[a]	420,753
Bimbo Bakeries USA, Inc., Gtd. Notes	6.40	1/15/2034	3,274,000	[a]	3,581,396
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes	3.63	1/15/2032	1,477,000		1,258,268
Kraft Heinz Foods Co., Gtd. Notes	5.50	6/1/2050	1,351,000		1,370,172
MARB BondCo PLC, Gtd. Bonds	3.95	1/29/2031	1,426,000	[a]	1,142,003
NBM US Holdings, Inc., Gtd. Notes	6.63	8/6/2029	1,525,000	[a]	1,488,340
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	6,000,000		5,553,074
The J.M. Smucker Company, Sr. Unscd. Notes	6.50	11/15/2053	921,000		1,041,550
The Kroger Company, Sr. Unscd. Notes	5.40	1/15/2049	209,000		208,510
US Foods, Inc., Gtd. Notes	7.25	1/15/2032	2,285,000	[a]	2,396,394
				20,497,102
Foreign Governmental - .5%
Chile, Sr. Unscd. Notes	4.85	1/22/2029	1,233,000		1,244,561
Colombia, Sr. Unscd. Notes	8.75	11/14/2053	3,060,000		3,344,224
Hungary, Sr. Unscd. Notes	6.75	9/25/2052	790,000	[a]	850,948
Saudi, Sr. Unscd. Notes	5.50	10/25/2032	2,280,000	[a]	2,375,393
Ukraine, Sr. Unscd. Notes	7.25	3/15/2035	2,223,000	[a]	511,568
Ukraine, Sr. Unscd. Notes	7.38	9/25/2034	1,255,000	[a]	290,313
				8,617,007
Forest Products & Paper - .1%
Suzano Austria GmbH, Gtd. Notes	3.75	1/15/2031	1,516,000		1,322,972
Health Care - 1.7%
AbbVie, Inc., Sr. Unscd. Notes	4.05	11/21/2039	2,088,000		1,890,098
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2030	693,000		709,736
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	1,659,000		1,710,613
Bayer US Finance II LLC, Gtd. Notes	4.63	6/25/2038	1,807,000	[a]	1,551,323
Bayer US Finance LLC, Gtd. Notes	6.50	11/21/2033	2,095,000	[a]	2,135,875
CVS Health Corp., Sr. Unscd. Notes	1.30	8/21/2027	2,627,000		2,335,169

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Health Care - 1.7% (continued)
CVS Health Corp., Sr. Unscd. Notes	4.25	4/1/2050	1,660,000		1,366,603
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	355,000		348,898
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	700,000		642,386
CVS Health Corp., Sr. Unscd. Notes	5.88	6/1/2053	437,000		451,080
HCA, Inc., Gtd. Notes	3.13	3/15/2027	851,000		809,261
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes	4.13	4/30/2028	400,000	[a]	366,328
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	2,258,000	[b]	1,840,373
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	4,242,000		3,561,065
STERIS Irish FinCo Unlimited Co., Gtd. Notes	2.70	3/15/2031	1,724,000		1,493,139
Tenet Healthcare Corp., Sr. Scd. Notes	4.88	1/1/2026	1,446,000		1,434,355
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes	5.13	5/9/2029	555,000	[b]	535,468
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	2,964,000		2,306,893
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		1,677,621
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	5.35	12/1/2028	2,323,000		2,392,642
				29,558,926
Industrial - .8%
Benteler International AG, Sr. Scd. Notes	10.50	5/15/2028	4,914,000	[a,b]	5,247,866
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unscd. Notes	1.20	11/15/2025	3,470,000	[a]	3,231,134
Sydney Airport Finance Co. Ltd., Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	68,464
TK Elevator US Newco, Inc., Sr. Scd. Notes	5.25	7/15/2027	6,231,000	[a]	6,015,305
				14,562,769
Information Technology - .4%
Fiserv, Inc., Sr. Unscd. Notes	5.60	3/2/2033	795,000		824,575
Oracle Corp., Sr. Unscd. Notes	3.60	4/1/2050	2,710,000		1,995,988
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	516,000		513,149
Vmware LLC, Sr. Unscd. Notes	2.20	8/15/2031	3,657,000		3,021,031
				6,354,743
Insurance - 1.4%
Allianz SE, Jr. Sub. Bonds	3.20	10/30/2027	1,800,000	[a,d]	1,440,499
Allianz SE, Jr. Sub. Notes	3.50	11/17/2025	1,600,000	[a,d]	1,452,481
American International Group, Inc., Sr. Unscd. Notes	4.38	6/30/2050	4,150,000		3,682,180
Corebridge Financial, Inc., Sr. Unscd. Notes	5.75	1/15/2034	4,058,000		4,166,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Insurance - 1.4% (continued)
Massachusetts Mutual Life Insurance Co., Sub. Notes	4.90	4/1/2077	179,000	[a]	152,647
MetLife, Inc., Jr. Sub. Bonds	9.25	4/8/2038	6,360,000	[a]	7,327,286
MetLife, Inc., Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		3,944,643
Prudential Financial, Inc., Jr. Sub. Notes	5.70	9/15/2048	264,000		257,963
The Allstate Corp., Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		2,329,016
				24,753,540
Internet Software & Services - .3%
Cablevision Lightpath LLC, Sr. Scd. Notes	3.88	9/15/2027	200,000	[a]	179,345
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	3,235,000		2,914,008
Netflix, Inc., Sr. Unscd. Notes	5.88	11/15/2028	1,184,000		1,248,056
Prosus NV, Sr. Unscd. Notes	3.26	1/19/2027	1,820,000	[a]	1,683,293
				6,024,702
Materials - .2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes	6.00	6/15/2027	200,000	[a]	197,947
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unscd. Notes	4.00	9/1/2029	797,000	[a,b]	646,894
Sealed Air Corp., Sr. Scd. Notes	1.57	10/15/2026	3,734,000	[a]	3,386,985
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes	6.13	2/1/2028	175,000	[a]	175,778
				4,407,604
Media - .6%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,211,358
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.75	4/1/2048	2,154,000		1,879,603
CSC Holdings LLC, Gtd. Notes	6.50	2/1/2029	1,724,000	[a]	1,467,337
CSC Holdings LLC, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	833,560
DIRECTV Financing LLC, Sr. Scd. Notes	8.88	2/1/2030	472,000	[a]	481,825
Sunrise Finco I BV, Sr. Scd. Notes	4.88	7/15/2031	4,750,000	[a]	4,172,390
Univision Communications, Inc., Sr. Scd. Notes	8.00	8/15/2028	111,000	[a]	113,024
Virgin Media Finance PLC, Gtd. Notes	5.00	7/15/2030	397,000	[a]	354,831
				10,513,928

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Metals & Mining - .3%
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.75	10/1/2030	2,163,000		1,897,159
BHP Billiton Finance USA Ltd., Gtd. Notes	5.50	9/8/2053	229,000		243,263
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	3.25	5/13/2030	1,171,000	[a]	1,071,384
Vale Overseas Ltd., Gtd. Notes	6.88	11/21/2036	1,975,000		2,139,138
				5,350,944
Municipal Securities - .5%
California, GO (Build America Bond)	7.55	4/1/2039	270,000		342,022
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		4,494,520
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,058,232
University of Michigan, Revenue Bonds, Refunding, Ser. C	3.60	4/1/2047	2,449,000		2,113,743
				8,008,517
Real Estate - 2.4%
Agree LP, Gtd. Notes	2.00	6/15/2028	5,000,000		4,388,270
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	566,000		545,492
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	2,412,000		2,479,352
Boston Properties LP, Sr. Unscd. Notes	3.80	2/1/2024	1,932,000		1,932,000
Brixmor Operating Partnership LP, Sr. Unscd. Notes	3.85	2/1/2025	1,158,000		1,136,938
EPR Properties, Gtd. Notes	4.50	4/1/2025	3,802,000		3,736,185
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	1,582,000		1,281,660
Extra Space Storage LP, Gtd. Notes	3.90	4/1/2029	871,000		825,589
Extra Space Storage LP, Gtd. Notes	5.70	4/1/2028	860,000		881,015
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.25	1/15/2032	1,100,000		926,085
Iron Mountain, Inc., Gtd. Notes	4.88	9/15/2029	968,000	[a]	905,468
Iron Mountain, Inc., Gtd. Notes	7.00	2/15/2029	2,640,000	[a]	2,709,577
Kite Realty Group LP, Sr. Unscd. Notes	4.00	10/1/2026	1,071,000		1,019,803
Kite Realty Group LP, Sr. Unscd. Notes	5.50	3/1/2034	407,000		405,591
Kite Realty Group Trust, Sr. Unscd. Notes	4.00	3/15/2025	1,250,000		1,224,294
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	2,170,000		1,749,240
SBA Tower Trust, Asset Backed Notes	2.59	10/15/2031	3,251,000	[a]	2,634,259
Scentre Group Trust 2, Gtd. Bonds	4.75	9/24/2080	9,348,000	[a]	8,914,349

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Real Estate - 2.4% (continued)
Simon Property Group LP, Sr. Unscd. Notes	5.85	3/8/2053	1,185,000		1,262,311
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes	3.50	2/15/2025	2,785,000	[a]	2,718,787
WEA Finance LLC, Gtd. Notes	4.63	9/20/2048	148,000	[a]	102,416
				41,778,681
Retailing - .7%
AutoZone, Inc., Sr. Unscd. Notes	4.75	2/1/2033	2,195,000		2,149,722
Lowe's Cos., Inc., Sr. Unscd. Notes	5.63	4/15/2053	5,205,000		5,411,615
Macy's Retail Holdings LLC, Gtd. Notes	5.88	3/15/2030	3,342,000	[a]	3,171,976
Macy's Retail Holdings LLC, Gtd. Notes	6.13	3/15/2032	500,000	[a,b]	472,217
Murphy Oil USA, Inc., Gtd. Notes	3.75	2/15/2031	643,000	[a]	555,192
				11,760,722
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc., Gtd. Notes	3.75	2/15/2051	1,103,000	[a]	867,549
Broadcom, Inc., Gtd. Notes	4.15	11/15/2030	2,922,000		2,788,613
Broadcom, Inc., Sr. Unscd. Notes	3.19	11/15/2036	2,000,000	[a]	1,625,695
Broadcom, Inc., Sr. Unscd. Notes	3.42	4/15/2033	4,115,000	[a]	3,616,149
Broadcom, Inc., Sr. Unscd. Notes	3.47	4/15/2034	5,975,000	[a]	5,193,061
Broadcom, Inc., Sr. Unscd. Notes	4.93	5/15/2037	3,960,000	[a]	3,822,001
Intel Corp., Sr. Unscd. Notes	5.20	2/10/2033	395,000	[b]	406,836
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	260,000		273,717
Micron Technology, Inc., Sr. Unscd. Notes	5.30	1/15/2031	1,347,000		1,361,409
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	3.25	5/11/2041	6,525,000		4,960,110
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	4.30	6/18/2029	1,708,000		1,654,754
				26,569,894
Technology Hardware & Equipment - .5%
Dell International LLC/EMC Corp., Gtd. Notes	3.45	12/15/2051	1,373,000		985,865
Dell International LLC/EMC Corp., Sr. Unscd. Notes	5.85	7/15/2025	1,233,000		1,246,358
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	660,000		674,465
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	235,000		306,811
IBM International Capital Pte Ltd., Gtd. Notes	5.30	2/5/2054	3,905,000		3,923,313
Kyndryl Holdings, Inc., Sr. Unscd. Notes	2.05	10/15/2026	1,821,000		1,668,877
				8,805,689

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Telecommunication Services - 1.0%
AT&T, Inc., Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		1,030,827
AT&T, Inc., Sr. Unscd. Notes	3.55	9/15/2055	11,481,000		8,186,715
Frontier Communications Holdings LLC, Sr. Scd. Notes	5.00	5/1/2028	1,271,000	[a]	1,173,770
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	1,010,000		938,270
T-Mobile USA, Inc., Gtd. Notes	2.40	3/15/2029	2,093,000		1,872,189
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	533,000		537,507
T-Mobile USA, Inc., Gtd. Notes	6.00	6/15/2054	2,574,000		2,815,693
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	2,045,000		1,967,379
				18,522,350
Transportation - .1%
Norfolk Southern Corp., Sr. Unscd. Notes	5.55	3/15/2034	1,544,000		1,626,462
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	98,000		78,362
				1,704,824
U.S. Government Agencies Collateralized Mortgage Obligations - .3%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA	1.00	8/15/2047	4,587,580	[e]	4,064,789
Government National Mortgage Association, Ser. 2023-19, Cl. WB	5.69	11/20/2051	1,619,691		1,670,197
				5,734,986
U.S. Government Agencies Mortgage-Backed - 25.7%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-3/1/2051			11,053,458	[e]	9,013,316
2.50%, 7/1/2050-6/1/2051			37,784,214	[e]	32,284,091
3.00%, 9/1/2047-5/1/2050			15,377,505	[e]	13,670,411
3.50%, 8/1/2046			3,531,817	[e]	3,295,850
4.50%, 6/1/2052-10/1/2052			8,971,502	[e]	8,708,066
5.00%, 9/1/2052			5,404,305	[e]	5,448,148
5.50%, 9/1/2052-9/1/2053			39,224,503	[e]	39,823,606
6.00%, 9/1/2053-10/1/2053			35,213,275	[e]	36,100,683
Federal National Mortgage Association:
2.00%, 3/1/2036-9/1/2050			18,739,016	[e]	16,317,499
2.50%, 5/1/2037-4/1/2052			50,578,764	[e]	43,520,748
3.00%, 10/1/2030-8/1/2051			79,608,723	[e]	71,408,008
3.50%, 11/1/2042-5/1/2052			38,373,088	[e]	35,391,857
4.00%, 5/1/2052-7/1/2052			39,205,875	[e]	37,193,343
4.50%, 3/1/2038-7/1/2052			28,562,932	[e]	28,006,533
5.00%, 7/1/2052-7/1/2053			31,022,678	[e]	30,906,110
5.50%, 11/1/2052			5,106,639	[e]	5,127,355
Government National Mortgage Association II:
2.00%, 10/20/2050			7,748,785		6,369,955

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
U.S. Government Agencies Mortgage-Backed - 25.7% (continued)
2.50%, 10/20/2046-10/20/2050			27,475,079		24,022,838
3.00%, 8/20/2046-12/20/2048			5,770,490		5,219,773
4.00%, 1/20/2048			721,515		693,665
4.50%, 7/20/2048			1,346,252		1,327,921
				453,849,776
U.S. Treasury Securities - 17.4%
U.S. Treasury Bonds	1.25	5/15/2050	5,443,400		2,835,246
U.S. Treasury Bonds	1.38	8/15/2050	26,378,100		14,200,382
U.S. Treasury Bonds	1.63	11/15/2050	6,345,500		3,656,099
U.S. Treasury Bonds	1.88	11/15/2051	9,797,000		5,989,947
U.S. Treasury Bonds	2.25	2/15/2052	4,883,400		3,279,318
U.S. Treasury Bonds	3.63	5/15/2053	931,600		837,348
U.S. Treasury Bonds	3.88	5/15/2043	8,825,000		8,305,842
U.S. Treasury Bonds	3.88	2/15/2043	21,573,300		20,315,981
U.S. Treasury Bonds	4.38	8/15/2043	10,335,200		10,412,714
U.S. Treasury Bonds	4.75	11/15/2043	45,460,000	[b]	48,137,878
U.S. Treasury Bonds	4.75	11/15/2053	7,836,000		8,557,157
U.S. Treasury Notes	0.63	12/31/2027	24,611,800		21,695,879
U.S. Treasury Notes	2.00	2/15/2025	4,600,000		4,473,007
U.S. Treasury Notes	3.75	12/31/2028	1,835,000		1,824,750
U.S. Treasury Notes	3.88	8/15/2033	3,029,000	[b]	3,011,489
U.S. Treasury Notes	3.88	11/30/2029	812,000		810,541
U.S. Treasury Notes	4.13	8/31/2030	4,053,400	[b]	4,100,267
U.S. Treasury Notes	4.25	5/31/2025	29,913,600	[b]	29,814,278
U.S. Treasury Notes	4.38	11/30/2030	8,903,000	[b]	9,140,877
U.S. Treasury Notes	4.38	11/30/2028	28,873,700	[b]	29,510,951
U.S. Treasury Notes	4.38	8/31/2028	25,534,000		26,052,659
U.S. Treasury Notes	4.50	11/15/2033	10,896,000	[b]	11,379,510
U.S. Treasury Notes	4.50	11/30/2024	1,920,000		1,913,702
U.S. Treasury Notes	4.88	11/30/2025	36,060,000	[b]	36,438,207
				306,694,029
Utilities - 4.1%
AES Andes SA, Jr. Sub. Notes	6.35	10/7/2079	3,750,000	[a]	3,560,756
AES Panama Generation Holdings Srl, Sr. Scd. Notes	4.38	5/31/2030	1,995,617	[a]	1,706,671
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	3,952,000		3,511,234
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		3,473,879
Baltimore Gas & Electric Co., Sr. Unscd. Notes	2.25	6/15/2031	5,026,000		4,279,189
Black Hills Corp., Sr. Unscd. Notes	3.88	10/15/2049	1,774,000		1,309,382
CenterPoint Energy Houston Electric LLC, Mortgage Bonds	5.30	4/1/2053	358,000		367,472

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.1% (continued)
Utilities - 4.1% (continued)
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	1,186,000		959,572
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.90	11/15/2053	1,402,000		1,530,907
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 20B	3.95	4/1/2050	1,753,000		1,454,800
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.80	3/1/2033	2,736,000		2,856,603
Duke Energy Carolinas LLC, First Mortgage Bonds	3.95	11/15/2028	4,445,000		4,362,785
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	355,000		335,926
Duke Energy Corp., Sr. Unscd. Notes	5.00	8/15/2052	5,050,000		4,676,078
Edison International, Jr. Sub. Bonds, Ser. A	5.38	3/15/2026	4,365,000	[d]	4,210,628
Electricite de France SA, Jr. Sub. Notes	9.13	3/15/2033	1,272,000	[a,d]	1,423,778
Electricite de France SA, Sr. Unscd. Notes	5.70	5/23/2028	583,000	[a]	601,759
Electricite de France SA, Sr. Unscd. Notes	6.90	5/23/2053	1,361,000	[a]	1,528,484
Enel Finance America LLC, Gtd. Notes	7.10	10/14/2027	820,000	[a]	876,842
Enel Finance International NV, Gtd. Notes	7.50	10/14/2032	871,000	[a]	988,790
Evergy Metro, Inc., Sr. Scd. Notes	4.20	6/15/2047	167,000		139,302
Eversource Energy, Sr. Unscd. Notes	5.50	1/1/2034	1,197,000		1,211,200
Exelon Corp., Sr. Unscd. Notes	3.40	4/15/2026	91,000		88,307
Exelon Corp., Sr. Unscd. Notes	4.05	4/15/2030	5,833,000		5,567,137
FirstEnergy Corp., Sr. Unscd. Notes, Ser. C	5.10	7/15/2047	1,379,000		1,236,206
Indiana Michigan Power Co., Sr. Unscd. Notes	5.63	4/1/2053	260,000		269,066
IPALCO Enterprises, Inc., Sr. Scd. Notes	4.25	5/1/2030	1,814,000		1,704,129
Jersey Central Power & Light Co., Sr. Unscd. Notes	2.75	3/1/2032	1,810,000	[a]	1,526,927
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,209,447
Nevada Power Co., Mortgage Notes	6.00	3/15/2054	584,000		629,012
Niagara Mohawk Power Corp., Sr. Unscd. Notes	5.66	1/17/2054	878,000	[a]	887,940
NiSource, Inc., Sr. Unscd. Notes	3.60	5/1/2030	1,297,000		1,209,536
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028	337,000		343,876
Pacific Gas & Electric Co., First Mortgage Bonds	2.10	8/1/2027	2,060,000		1,864,973
Pacific Gas & Electric Co., First Mortgage Bonds	3.50	8/1/2050	2,598,000		1,817,549

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.1% (continued)
Utilities - 4.1% (continued)
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	3.50	6/1/2029	3,262,000	3,053,719
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	6.13	10/15/2033	1,574,000	1,683,664
Puget Energy, Inc., Sr. Scd. Notes	2.38	6/15/2028	1,709,000	1,530,506
Rochester Gas & Electric Corp., First Mortgage Bonds	3.10	6/1/2027	1,969,000	[a] 1,863,191
Sierra Pacific Power Co., Mortgage Notes, Ser. P	6.75	7/1/2037	550,000	602,341
Southern Co. Gas Capital Corp., Gtd. Notes	3.95	10/1/2046	98,000	77,110
Southern Co. Gas Capital Corp., Gtd. Notes	4.40	5/30/2047	211,000	179,117
				72,709,790
Total Bonds and Notes (cost $1,819,433,683)			1,746,628,664
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,063,090)	5.40		7,063,090	[f] 7,063,090

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,033,901)	5.40		10,033,901	[f] 10,033,901
Total Investments (cost $1,836,530,674)			100.1%	1,763,725,655
Liabilities, Less Cash and Receivables			(0.1%)	(1,332,951)
Net Assets			100.0%	1,762,392,704

GO—General Obligation

REMIC—Real Estate Mortgage Investment Conduit

TSFR—Term Secured Overnight Financing Rate Reference Rates

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities were valued at $412,773,818 or 23.42% of net assets.

b Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $101,263,107 and the value of the collateral was $104,026,805, consisting of cash collateral of $10,033,901 and U.S. Government & Agency securities valued at $93,992,904. In addition, the value of collateral may include pending sales that are also on loan.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 10 Year Notes	37	3/19/2024	4,133,878	4,156,141	22,263
U.S. Treasury 2 Year Notes	419	3/28/2024	85,486,476	86,169,969	683,493
U.S. Treasury 5 Year Notes	646	3/28/2024	69,353,469	70,020,347	666,878
U.S. Treasury Long Bond	239	3/19/2024	27,902,509	29,240,156	1,337,647
U.S. Treasury Ultra Long Bond	112	3/19/2024	14,222,575	14,472,500	249,925
Futures Short
Ultra 10 Year U.S. Treasury Notes	216	3/19/2024	24,980,208	25,245,000	(264,792)
Gross Unrealized Appreciation				2,960,206
Gross Unrealized Depreciation				(264,792)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

January 31, 2024 (Unaudited)

The following is a summary of the inputs used as of January 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	82,512,048	-	82,512,048
Collateralized Loan Obligations	-	60,973,112	-	60,973,112
Commercial Mortgage-Backed	-	18,359,420	-	18,359,420
Corporate Bonds	-	801,879,769	-	801,879,769
Foreign Governmental	-	8,617,007	-	8,617,007
Investment Companies	17,096,991	-	-	17,096,991
Municipal Securities	-	8,008,517	-	8,008,517
U.S. Government Agencies Collateralized Mortgage Obligations	-	5,734,986	-	5,734,986
U.S. Government Agencies Mortgage-Backed	-	453,849,776	-	453,849,776
U.S. Treasury Securities	-	306,694,029	-	306,694,029
Other Financial Instruments:
Futures††	2,960,206	-	-	2,960,206
Liabilities ($)
Other Financial Instruments:
Futures††	(264,792)	-	-	(264,792)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2024, accumulated net unrealized depreciation on investments was $70,109,605, consisting of $24,302,914 gross unrealized appreciation and $94,412,519 gross unrealized depreciation.

At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.